CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($)	Total	Warrants Related To debt arrangement	At The Market	Private Placement Pre-Funded Warrant	Follow On Offering	Follow On Offering Common Stock and Warrants	Follow On Offering Preferred Stock and Warrants	Common Stock	Common Stock At The Market	Common Stock Private Placement Pre-Funded Warrant	Common Stock Follow On Offering	Common Stock Follow On Offering Common Stock and Warrants	Series A Convertible Preferred Stock	Series A Convertible Preferred Stock Follow On Offering Preferred Stock and Warrants	Additional Paid-In Capital	Additional Paid-In Capital Warrants Related To debt arrangement	Additional Paid-In Capital At The Market	Additional Paid-In Capital Private Placement Pre-Funded Warrant	Additional Paid-In Capital Follow On Offering	Additional Paid-In Capital Follow On Offering Common Stock and Warrants	Additional Paid-In Capital Follow On Offering Preferred Stock and Warrants	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Tyme Technologies, Inc. and Subsidiaries [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] At Market Financing Facility [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Securities Purchase Agreement [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Common Stock	Tyme Technologies, Inc. and Subsidiaries [Member] Common Stock At Market Financing Facility [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Common Stock Securities Purchase Agreement [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Additional Paid-In Capital	Tyme Technologies, Inc. and Subsidiaries [Member] Additional Paid-In Capital At Market Financing Facility [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Additional Paid-In Capital Securities Purchase Agreement [Member]	Tyme Technologies, Inc. and Subsidiaries [Member] Accumulated Other Comprehensive Gain (Loss)	Tyme Technologies, Inc. and Subsidiaries [Member] Accumulated Deficit
Balance at Dec. 31, 2018	$ 78,586,000							$ 34,000							$ 296,100,000							$ (3,000)	$ (217,545,000)
Balance (in shares) at Dec. 31, 2018								33,765,864					0
Exercise of stock options	211,000														211,000
Exercised								60,181
Issuance of common stock / preferred stock, warrants, net of issuance costs			$ 799,000			$ 60,359,000	$ 4,638,000					$ 9,000					$ 799,000			$ 60,350,000	$ 4,638,000
Issuance of common stock / preferred stock, warrants, net of issuance costs (in shares)									180,787			8,667,333		666
Conversion of preferred stock, Shares								666,000					(666)
Issuance of shares under Employee Stock Purchase Plan	161,000														161,000
Issuance of shares under Employee Stock Purchase Plan, Shares								27,386
Exercise of warrants	2,000														2,000
Exercise of warrants, Shares								250
Stock-based compensation expense	9,839,000														9,839,000
Other comprehensive gain (loss)	27,000																					27,000
Net loss	(75,438,000)																						(75,438,000)
Balance at Dec. 31, 2019	79,184,000							$ 43,000							372,100,000							24,000	(292,983,000)
Balance (in shares) at Dec. 31, 2019								43,367,801					0
Exercise of stock options	1,076,000														1,076,000
Exercised								170,723
Vesting of restricted stock units								109,362
Issuance of common stock / preferred stock, warrants, net of issuance costs		$ 302,000	11,919,000	$ 70,753,000					$ 2,000	$ 11,000						$ 302,000	11,917,000	$ 70,742,000
Issuance of common stock / preferred stock, warrants, net of issuance costs (in shares)									2,201,810	10,312,500
Issuance of shares under Employee Stock Purchase Plan	433,000														433,000
Issuance of shares under Employee Stock Purchase Plan, Shares								59,550
Exercise of warrants	9,000														9,000
Exercise of warrants, Shares								1,000
Stock-based compensation expense	10,939,000														10,939,000
Other comprehensive gain (loss)	(24,000)																					(24,000)
Net loss	(84,038,000)																						(84,038,000)
Balance at Dec. 31, 2020	$ 90,553,000							$ 56,000							467,518,000							$ 0	(377,021,000)
Balance (in shares) at Dec. 31, 2020	56,222,746							56,222,746					0									0
Balance at Mar. 31, 2020																								$ 19,025,136			$ 12,333			$ 126,828,055			$ 0	$ (107,815,252)
Balance (in shares) at Mar. 31, 2020																											123,312,252
Exercise of stock options																								$ 5,351,323			$ 203,000			5,351,120,000
Exercised																								2,028,203			2,028,203
Issuance of common stock / preferred stock, warrants, net of issuance costs																									$ 5,775,418	$ 93,771,865		$ 445	$ 4,000		$ 5,774,973	$ 93,767,865
Issuance of common stock / preferred stock, warrants, net of issuance costs (in shares)																												4,453,939	40,000,000
Warrant to share exchange																								$ 3,393,775			$ 241			3,393,534
Warrant to share exchange, Shares																											2,406,250
Stock-based compensation expense																								3,456,895						3,456,895
Net loss																								(28,978,763)										(28,978,763)
Balance at Mar. 31, 2021	$ 149,880,000							$ 61,000							541,068,000							$ 0	(391,249,000)	$ 101,795,649			$ 17,222			238,572,442			0	(136,794,015)
Balance (in shares) at Mar. 31, 2021								61,849,642																172,200,644			172,200,644
Balance at Dec. 31, 2020	$ 90,553,000							$ 56,000							467,518,000							$ 0	(377,021,000)
Balance (in shares) at Dec. 31, 2020	56,222,746							56,222,746					0									0
Exercise of stock options	$ 157,000														157,000
Exercised								20,134
Vesting of restricted stock units								206,762
Issuance of common stock / preferred stock, warrants, net of issuance costs			$ 70,468,000						$ 5,000								$ 70,463,000
Issuance of common stock / preferred stock, warrants, net of issuance costs (in shares)									5,400,000
Stock-based compensation expense	2,930,000														2,930,000
Net loss	(14,228,000)																						(14,228,000)
Balance at Mar. 31, 2021	149,880,000							$ 61,000							541,068,000							$ 0	(391,249,000)	$ 101,795,649			$ 17,222			238,572,442			0	(136,794,015)
Balance (in shares) at Mar. 31, 2021								61,849,642																172,200,644			172,200,644
Balance at Dec. 31, 2020	$ 90,553,000							$ 56,000							467,518,000							$ 0	(377,021,000)
Balance (in shares) at Dec. 31, 2020	56,222,746							56,222,746					0									0
Exercise of stock options	$ 157,000														157,000
Exercised	20,134							20,134
Vesting of restricted stock units								286,837
Issuance of common stock / preferred stock, warrants, net of issuance costs					$ 70,468,000						$ 5,000								$ 70,463,000
Issuance of common stock / preferred stock, warrants, net of issuance costs (in shares)											5,400,000
Issuance of shares under Employee Stock Purchase Plan	$ 323,000														323,000
Issuance of shares under Employee Stock Purchase Plan, Shares								94,318
Stock-based compensation expense	10,354,000														10,354,000
Other comprehensive gain (loss)	(79,000)																					$ (79,000)
Net loss	(86,558,000)																						(86,558,000)
Balance at Dec. 31, 2021	$ 85,218,000							$ 61,000							548,815,000							(79,000)	(463,579,000)
Balance (in shares) at Dec. 31, 2021	62,024,035							62,024,035					0
Balance at Mar. 31, 2021	$ 149,880,000							$ 61,000							541,068,000							0	(391,249,000)	$ 101,795,649			$ 17,222			238,572,442			0	(136,794,015)
Balance (in shares) at Mar. 31, 2021								61,849,642																172,200,644			172,200,644
Exercise of stock options																								$ 6,188			$ 1			6,187
Exercised																								6,250			6,250
Stock-based compensation expense																								$ 2,451,906						2,451,906
Other comprehensive gain (loss)																								(544,264,000)
Unrealized gain (loss) on available-for-sale securities																								(544,264)									(544,264)
Net loss																								(23,626,047)										(23,626,047)
Balance at Mar. 31, 2022	$ 62,742,000							$ 61,000							551,679,000							(273,000)	(488,725,000)	$ 80,083,432			$ 17,223			241,030,535			(544,264)	(160,420,062)
Balance (in shares) at Mar. 31, 2022	62,801,296							62,801,296																172,206,894			172,206,894
Balance at Dec. 31, 2021	$ 85,218,000							$ 61,000							548,815,000							(79,000)	(463,579,000)
Balance (in shares) at Dec. 31, 2021	62,024,035							62,024,035					0
Exercise of stock options	$ 1,000														1,000
Exercised	37,700							37,700
Vesting of restricted stock units								739,561
Stock-based compensation expense	$ 2,863,000														2,863,000
Other comprehensive gain (loss)	(194,000)																					(194,000)
Net loss	(25,146,000)																						(25,146,000)
Balance at Mar. 31, 2022	$ 62,742,000							$ 61,000							$ 551,679,000							$ (273,000)	$ (488,725,000)	$ 80,083,432			$ 17,223			$ 241,030,535			$ (544,264)	$ (160,420,062)
Balance (in shares) at Mar. 31, 2022	62,801,296							62,801,296																172,206,894			172,206,894